Fair Value of Financial Instruments - Narrative (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities	$ 404,617	$ 236,803
Gain on fair value adjustment of put option		$ 200
Contingent consideration payable | At fair value
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities	$ 12,487
Contingent consideration payable | Probability of achieving milestones
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Percentage of reasonably possible decrease in unobservable input	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	$ (1,000)	$ 0
Contingent consideration payable | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Percentage of reasonably possible decrease in unobservable input	5.00%	5.00%
Percentage of reasonably possible increase in unobservable input	5.00%	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input	$ 700	$ 0
Decrease in fair value measurement due to reasonably possible increase in unobservable input	$ 700	0
Other long term liability, put option | At fair value
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities		$ 45,500